Regan Total Return Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES ― 24.5%
Ace Securities Corp.
Series 2006-ASL1, Class A, 1.904% (1 Month USD LIBOR + 0.280%), 02-25-2036 (1)	$289,898	$43,848
Series 2006-HE4, Class A2B, 1.844% (1 Month LIBOR USD + 0.220%), 10-25-2036 (1)	2,343,169	993,340
Series 2006-ASAP5, Class A2D, 2.144% (1 Month LIBOR USD + 0.520%), 10-25-2036 (1)	2,037,601	768,038
Series 2006-ASAP6, Class A2D, 2.064% (1 Month LIBOR USD + 0.440%), 12-26-2036 (1)	2,818,336	1,073,461
Series 2007-D1, Class A4, 6.930%, 02-25-2038 (2)(3)	867,154	711,393
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3, 4.024% (1 Month LIBOR USD + 2.400%), 06-26-2034 (1)	154,448	142,475
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 2.524% (1 Month USD LIBOR + 0.900%), 07-25-2046 (1)(3)	113,381	36,392
Argent Securities Inc.
Series 2006-W4, Class A2D, 2.164% (1 Month USD LIBOR + 0.540%), 05-25-2036 (1)	290,225	77,243
Series 2006-W5, Class A2B, 1.824% (1 Month LIBOR USD + 0.200%), 06-25-2036 (1)	319,012	98,281
Banc of America Funding Corporation
Series 2016-R2, Class 1A2, 8.828%, 05-02-2033 (3)(4)(a)	838,107	854,869
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 09-30-2022	600,000	207,647
Bayview Commercial Asset Trust
Series 2004-3, Class B1, 4.024% (1 Month LIBOR USD + 2.400%), 01-25-2035 (1)(3)	36,759	36,674
Bear Stearns Asset Backed Securities Trust
Series 2006-HE7, Class 1A2, 1.964% (1 Month LIBOR USD + 0.340%), 06-25-2036 (1)	135,614	130,949
Series 2007-SD1, Class 22A1, 2.890%, 10-25-2036 (4)	952,623	583,039
Chase Funding Mortgage Loan Asset-Backed CTFS
Series 2003-5, Class 1M2, 5.641%, 09-25-2032 (4)	85,768	71,631
CHEC LOAN TRUST
Series 2004-2, Class M3, 3.499% (1 Month USD LIBOR + 1.875%), 04-25-2034 (1)	457,071	453,824
Citigroup Mortgage Loan Trust Inc
Series 2014-12, Class 2A5, 2.882%, 02-25-2037 (3)(4)	2,554,205	2,023,102
Conseco Finance Securitizations Corp.
Series 2000-4, Class A6, 8.310%, 05-01-2032 (4)	660,851	158,030
Series 2002-1, Class M2, 9.546%, 12-01-2032 (4)	1,951,594	1,907,859
Conseco Financial Corp
Series 1996-8, Class B1, 7.950%, 11-15-2026 (4)	1,519,595	1,454,021
Series 1996-6, Class B1, 8.000%, 09-15-2027 (4)	1,166,495	1,105,435
Series 1997-4, Class M1, 7.220%, 02-15-2029 (4)	179,283	181,980
Series 1998-8, Class M1, 6.980%, 09-01-2029 (4)	2,171,734	2,075,639
Series 1999-4, Class A7, 7.410%, 01-01-2030	2,484,646	1,204,432
Series 1998-3, Class M1, 6.860%, 03-01-2030 (4)	1,763,123	1,672,569
Series 1999-5, Class A6, 7.500%, 03-01-2030 (4)	2,936,855	1,331,065
Countrywide Asset-Backed Certificates
Series 2007-6, Class 2A3, 1.844% (1 Month USD LIBOR + 0.220%), 07-25-2034 (1)	192,418	197,398
Series 2006-1, Class AF6, 4.444%, 05-25-2036 (4)	50,254	47,728
Series 2006-9, Class 1AF6, 5.989%, 08-25-2046 (4)	201,276	190,304
Countrywide Home Equity Loan Trust
Series 2004-B, Class 2A, 1.544% (1 Month USD LIBOR + 0.220%), 02-15-2029 (1)	630,143	591,927
Credit Suisse Mortgage Trust
Series 2007-1, Class 1A6A, 5.863%, 02-25-2037 (4)	1,370,138	341,316
Series 2007-1, Class 5A14, 6.000%, 02-25-2037	939,369	626,420
Series 2015-1R, Class 6A1, 1.471% (1 Month USD LIBOR + 0.280%), 05-28-2037 (1)(3)(a)	271,384	261,288
Credit-Based Asset Servicing and Securitization
Series 2001-CB4, Class 1A1, 2.524% (1 Month LIBOR USD + 0.900%), 11-25-2033 (1)	39,826	37,540
Series 2006-CB8, Class A1, 1.904% (1 Month USD LIBOR + 0.280%), 10-25-2036 (1)	89,792	84,010
Series 2007-RP1, Class A, 1.934% (1 Month USD LIBOR + 0.310%), 04-25-2037 (1)(3)	129,035	111,594
Encore Credit Receivables Trust
Series 2005-1, Class M1, 2.284% (1 Month USD LIBOR + 0.660%), 03-25-2035 (1)	83,033	85,275
First Horizon Alternative Mortgage Securities
Series 2006-AA8, Class 2A1, 3.325%, 01-25-2037 (4)	243,676	147,868
Fremont Home Loan Trust
Series 2004-C, Class M2, 2.674% (1 Month USD LIBOR + 1.050%), 08-25-2034 (1)	211,231	198,119
Series 2006-B, Class 2A2, 1.724% (1 Month USD LIBOR + 0.100%), 08-25-2036 (1)	82,060	29,832
Series 2006-3, Class 1A1, 1.904% (1 Month USD LIBOR + 0.280%), 02-25-2037 (1)(a)	66,310	48,671
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.290%, 12-15-2029 (4)	35,454	35,806
Series 1999-5, Class M2, 9.230%, 12-15-2029 (4)	57,111	50,445
GS Mortgage Securities Corp.
Series 2015-7R, Class A, 1.212% (1 Month USD LIBOR + 0.150%), 09-28-2037 (1)(3)	74,152	73,475
GSAMP Trust
Series 2006-S1, Class A1, 1.904% (1 Month USD LIBOR + 0.280%), 11-25-2035 (1)	791,447	98,419
Series 2006-S5, Class A1, 1.804% (1 Month LIBOR USD + 0.180%), 09-25-2036 (1)	18,605,841	269,738
Series 2006-S5, Class A2, 6.158%, 09-25-2036 (2)	6,199,267	99,764
Home Equity Asset Trust
Series 2002-2, Class A3, 2.204% (1 Month USD LIBOR + 0.580%), 12-27-2032 (1)	94,405	88,014
Home Equity Mortgage
Series 2007-A, Class 2A4B, 2.074% (1 Month LIBOR USD + 0.450%), 04-25-2037 (1)	3,710,580	1,436,831
HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 1.734% (1 Month USD LIBOR + 0.110%), 04-27-2037 (1)	191,202	102,700
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A, 1.884% (1 Month USD LIBOR + 0.260%), 08-25-2036 (1)	80,477	77,118
Series 2007-A, Class 2A2, 1.814% (1 Month USD LIBOR + 0.190%), 04-25-2037 (1)	1,168,905	802,269
Long Beach Mortgage Loan Trust
Series 2006-A, Class A1, 1.804% (1 Month USD LIBOR + 0.180%), 05-25-2036 (1)	981,950	24,068
MASTR Asset Backed Securities Trust
Series 2006-FRE2, Class A5, 2.104% (1 Month USD LIBOR + 0.480%), 03-25-2036 (1)	271,181	198,607
Series A-3, Class A3, 1.844% (1 Month LIBOR USD + 0.220%), 08-25-2036 (1)	1,043,246	437,918
Series A-5, Class A5, 2.104% (1 Month LIBOR USD + 0.480%), 08-25-2036 (1)	476,192	200,252
Merrill Lynch Mortgage Investors Trust
Series 2006-RM3, Class A1B, 2.004% (1 Month USD LIBOR + 0.380%), 06-25-2037 (1)	5,939,596	201,932
Morgan Stanley Capital Inc
Series 2003-NC8, Class B1, 7.024% (1 Month USD LIBOR + 5.400%), 09-25-2033 (1)	119,173	119,136
Series 2004-HE8, Class M3, 2.749% (1 Month LIBOR USD + 1.125%), 09-25-2034 (1)	56,231	53,350
Series 2004-WMC3, Class M3, 2.494% (1 Month USD LIBOR + 0.870%), 01-25-2035 (1)	293,989	298,092
Series 2007-HE1, Class A2C, 1.774% (1 Month LIBOR USD + 0.150%), 11-25-2036 (1)	485,249	304,758
Morgan Stanley Mortgage Loan Trust
Series 2007-1XS, Class 1A1, 6.465%, 09-25-2046 (2)	647,339	282,389
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1, 6.032%, 10-25-2036 (2)	1,500,182	405,679
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2, 5.300%, 12-25-2036 (3)(4)	1,220,274	938,999
Novastar Home Equity Loan
Series 2006-5, Class A2B, 1.864% (1 Month USD LIBOR + 0.240%), 11-25-2036 (1)	1,051,040	386,646
Oakwood Mortgage Investors Inc.
Series 1997-A, Class B1, 7.450%, 05-15-2027	109,408	107,624
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, 1.764% (1 Month LIBOR USD + 0.140%), 02-25-2037 (1)	1,062,534	728,322
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C, 1.944% (1 Month USD LIBOR + 0.320%), 09-25-2037 (1)	1,621,037	812,159
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6, 6.000%, 05-27-2037 (3)(4)	1,046,482	574,824
Renaissance Home Equity Loan Trust
Series 2002-3, Class A, 2.384% (1 Month LIBOR USD + 0.760%), 12-25-2032 (1)	420,266	367,350
Series 2003-4, Class M2F, 6.244%, 03-25-2034 (2)	232,811	225,196
Series 2004-1, Class M4, 4.324% (1 Month USD LIBOR + 2.700%), 05-25-2034 (1)	239,243	243,896
Series 2004-2, Class M1, 6.414%, 07-25-2034 (2)	429,535	361,575
Residential Funding Mortgage Securities II
Series 2006-HI5, Class A4, 6.200%, 12-25-2036 (2)	8,305,099	2,161,328
Securitized Asset Backed Receivables LLC
Series 2006-WM2, Class A2B, 1.744% (1 Month LIBOR USD + 0.120%), 09-25-2036 (1)	661,971	478,605
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 01-25-2037 (3)(4)	364,956	172,578
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 1.924% (1 Month LIBOR USD + 0.300%), 06-25-2037 (1)	86,907	53,283
Structured Asset Securities Corporation
Series 2006-S3, Class A1, 1.884% (1 Month USD LIBOR + 0.260%), 09-25-2036 (1)	1,058,103	377,002
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 01-15-2028 (4)	37,673	33,657
Series 1997-2, Class M, 7.380%, 10-15-2028	83,587	81,522
WAMU Asset-Backed Certificates
Series 2007-HE4, Class 2A2, 1.754% (1 Month USD LIBOR + 0.130%), 07-25-2047 (1)	336,438	219,947
Washington Mutual Asset-Backed Certificates
Series 2006-HE5, Class 1A, 1.779% (1 Month LIBOR USD + 0.155%), 10-25-2036 (1)	339,042	270,357
Series 2007-HE1, Class 2A1, 1.684% (1 Month USD LIBOR + 0.060%), 11-25-2036 (1)	1,583,635	614,015

TOTAL ASSET BACKED SECURITIES
(Cost $42,590,952)		37,266,171

MORTGAGE BACKED SECURITIES ― 55.2%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A1, 2.855%, 01-25-2036 (4)	143,973	129,482
Series 2006-1, Class 1A1, 3.286%, 03-25-2036 (4)	97,971	84,700
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.000%, 06-25-2045 (3)(4)(a)	401,398	374,304
Series 2015-6, Class A3, 3.500%, 09-25-2045 (3)(4)	432,807	411,484
American Home Mortgage Assets
Series 2007-3, Class 11A1, 2.044% (1 Month USD LIBOR + 0.420%), 06-25-2037 (1)	184,959	178,535
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 1.906% (1 Month LIBOR USD + 0.900%), 10-25-2034 (1)	79,524	71,496
Series 2007-2, Class 11A1, 2.084% (1 Month USD LIBOR + 0.460%), 03-25-2047 (1)	384,195	158,754
Series 2007-2, Class 12A1, 2.164% (1 Month LIBOR USD + 0.540%), 03-25-2047 (1)	1,084,883	458,609
ASG Resecuritization Trust
Series 2011-2, Class M52, 5.750%, 02-28-2036 (3)	416,372	402,848
Banc of America Alternative Loan Trust
Series 2007-2, Class 1A1, 5.500%, 06-25-2037	788,883	690,985
Banc of America Funding Corporation
Series 2005-B, Class 2A1, 2.880%, 04-20-2035 (4)	58,487	51,987
Series 2006-4, Class A11, 6.000%, 07-25-2036	251,246	213,913
Series 2007-4, Class 3A1, 1.994% (1 Month USD LIBOR + 0.370%), 06-25-2037 (1)	194,445	151,823
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 2.719%, 09-25-2033 (4)	911,885	858,969
Series 2005-E, Class 3A1, 3.647%, 06-25-2035 (4)	235,180	213,436
Series 2005-F, Class 2A2, 3.066%, 07-25-2035 (4)	277,637	260,612
Series 2005-J, Class 2A1, 2.469%, 11-25-2035 (4)	59,220	54,073
Series 2007-2, Class A7, 5.500%, 05-25-2037	86,903	70,069
Series 2007-3, Class 1A1, 6.000%, 09-25-2037	114,582	104,158
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 3.199% (1 Month USD LIBOR + 1.575%), 04-25-2036 (1)(3)	221,315	197,599
Bear Stearns Ajustable Rate Mortgage Trust
Series 2003-6, Class 1B1, 3.318%, 08-25-2033 (4)	304,469	239,656
Bear Stearns Alt-A Trust
Series 2004-5, Class M, 2.961%, 06-25-2034 (4)	587,669	509,302
Series 2005-7, Class 23A1, 2.922%, 09-25-2035 (4)	261,153	121,201
Series 2005-9, Class 26A1, 2.946%, 11-25-2035 (4)	508,721	355,007
Series 2006-5, Class 2A2, 3.497%, 08-25-2036 (4)	1,326,080	755,915
Bear Stearns Asset Backed Securities Trust
Series 2007-AC4, Class A2, 19.518% (1 Month USD LIBOR + 25.200%), 05-25-2037 (1)	673,945	674,207
Charlie Mac
Series 2004-1, Class A8, 2.174% (1 Month USD LIBOR + 0.550%), 08-25-2034 (1)	33,455	29,506
Chase Mortgage Finance Corporation
Series 2005-A1, Class 3A1, 2.911%, 12-25-2035 (4)	126,359	112,649
Series 2007-S1, Class A1, 2.224% (1 Month USD LIBOR + 0.600%), 02-25-2037 (1)	1,383,661	445,076
Series 2007-A1, Class 11M1, 3.342%, 03-25-2037 (4)	129,437	123,645
Series 2007-A3, Class 1A7, 3.253%, 12-25-2037 (4)	150,947	128,270
ChaseFlex Trust
Series 2007-3, Class 1A2, 2.084% (1 Month USD LIBOR + 0.460%), 07-25-2037 (1)	901,963	264,924
Series 2007-M1, Class 1A1, 1.924% (1 Month USD LIBOR + 0.300%), 08-25-2037 (1)	374,981	325,566
CHEVY CHASE MORTGAGE FUNDING CORP.
Series 2005-1A, Class A2, 1.824% (1 Month USD LIBOR + 0.200%), 01-25-2036 (1)(3)	30,353	27,498
Series 2005-2A, Class A2, 1.854% (1 Month USD LIBOR + 0.230%), 05-25-2036 (1)(3)	158,702	140,448
Series 2006-4A, Class A2, 1.804% (1 Month USD LIBOR + 0.180%), 11-25-2047 (1)(3)	72,745	56,992
Citicorp Mortgage Securities, Inc.
Series 2007-5, Class 1A9, 6.000%, 06-25-2037	73,380	65,937
Citigroup Mortgage Loan Trust Inc
Series 2004-2, Class 1A1, 6.500%, 09-25-2033 (3)	509,303	508,656
Series 2005-9, Class 21A2, 5.500%, 10-25-2035	208,282	203,566
Series 2006-AR1, Class 2A1, 2.490% (H15T1Y + 2.400%), 03-25-2036 (1)	77,125	71,974
Series 2007-OPX1, Class A2, 1.824% (1 Month USD LIBOR + 0.200%), 01-25-2037 (1)	1,305,014	674,252
Series 2007-AR1, Class A4, 2.044% (1 Month USD LIBOR + 0.420%), 01-25-2037 (1)	5,929,947	1,095,005
Series 2007-10, Class 22AA, 3.396%, 09-25-2037 (4)	35,324	32,008
Citimortgage Alternative Loan Trust
Series 2006-A7, Class 1A6A, 6.000%, 12-25-2036	160,026	140,796
Series 2007-A1, Class 1A2, 2.174% (1 Month USD LIBOR + 0.550%), 01-25-2037 (1)	573,277	482,285
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1, 5.500%, 02-25-2025	15,280	14,895
Series 2003-J2, Class M, 6.000%, 10-25-2033	191,337	176,535
Series 2004-28CB, Class 2A5, 2.024% (1 Month USD LIBOR + 0.400%), 01-25-2035 (1)	226,933	214,234
Series 2004-28CB, Class 2A4, 5.750%, 01-25-2035	230,430	213,988
Series 2005-19CB, Class A2, 13.368% (1 Month USD LIBOR + 16.940%), 06-25-2035 (1)	74,540	66,310
Series 2005-J8, Class 1A5, 5.500%, 07-25-2035	146,190	120,224
Series 2005-27, Class 1A6, 2.854% (1 Month LIBOR USD + 1.230%), 08-25-2035 (1)	518,723	466,444
Series 2005-42CB, Class A1, 2.304% (1 Month LIBOR USD + 0.680%), 10-25-2035 (1)	3,503,604	2,282,857
Series 2005-J10, Class 1A9, 2.324% (1 Month LIBOR USD + 0.700%), 10-25-2035 (1)	518,499	360,297
Series 2005-51, Class 3A2A, 1.766% (12 Month US Treasury Average + 1.290%), 11-20-2035 (1)	932,327	787,385
Series 2005-49CB, Class A7, 5.500%, 11-25-2035	738,212	544,108
Series 2006-6CB, Class 2A13, 2.024% (1 Month LIBOR USD + 0.400%), 05-25-2036 (1)	1,417,124	467,970
Series 2006-12CB, Class A3, 5.750% (1 Month USD LIBOR + 5.750%), 05-25-2036 (1)	128,360	75,052
Series 2006-17T1, Class A1, 6.250%, 06-25-2036	901,434	411,247
Series 2006-24CB, Class A13, 1.974% (1 Month USD LIBOR + 0.350%), 08-25-2036 (1)	516,082	265,069
Series 2006-26CB, Class A20, 1.974% (1 Month LIBOR USD + 0.350%), 09-25-2036 (1)	1,581,327	682,442
Series 2006-32CB, Class A3, 6.000%, 11-25-2036	390,874	262,603
Series 2006-39CB, Class 2A1, 2.074% (1 Month LIBOR USD + 0.450%), 01-25-2037 (1)	4,016,210	475,159
Series 2007-J1, Class 2A6, 2.224% (1 Month USD LIBOR + 0.600%), 03-25-2037 (1)	1,799,353	449,327
Series 2007-3T1, Class 1A2, 2.124% (1 Month USD LIBOR + 0.500%), 04-25-2037 (1)	1,789,019	644,296
Series 2007-11T1, Class A35, 1.954% (1 Month LIBOR USD + 0.330%), 05-25-2037 (1)	3,333,389	1,271,885
Series 2007-9T1, Class 1A4, 2.124% (1 Month USD LIBOR + 0.500%), 05-25-2037 (1)	1,259,470	441,363
Series 2007-9T1, Class 1A5, 3.876% (1 Month USD LIBOR + 5.500%), 05-25-2037 (1)	1,259,470	165,950
Series 2007-16CB, Class 1A2, 2.024% (1 Month USD LIBOR + 0.400%), 08-25-2037 (1)	355,142	241,177
Series 2007-24, Class A6, 2.624% (1 Month USD LIBOR + 1.000%), 10-25-2037 (1)	233,447	64,692
Series 2007-24, Class A7, 4.376% (1 Month USD LIBOR + 6.000%), 10-25-2037 (1)	233,447	42,048
Series 2006-34, Class A5, 6.250%, 11-25-2046	832,346	461,285
Series 2006-OA19, Class A1, 1.792% (1 Month USD LIBOR + 0.180%), 02-20-2047 (1)	521,905	403,127
Series 2006-46, Class A2, 2.144% (1 Month LIBOR USD + 0.520%), 02-25-2047 (1)	472,244	197,072
Series 2007-OH1, Class A1D, 1.834% (1 Month LIBOR USD + 0.210%), 04-25-2047 (1)	87,197	70,030
Countrywide Home Loans
Series 2003-48, Class 2A3, 2.293%, 10-25-2033 (4)(a)	121,080	99,528
Series 2004-J3, Class A7, 5.500%, 05-25-2034	101,714	96,466
Series 2004-20, Class 2A1, 2.350%, 09-25-2034 (4)	386,408	324,919
Series 2005-2, Class 2A1, 2.264% (1 Month LIBOR USD + 0.640%), 03-25-2035 (1)	134,907	123,323
Series 2005-19, Class 2A1, 1.974% (1 Month USD LIBOR + 0.350%), 08-25-2035 (1)	349,690	86,852
Series 2005-15, Class A5, 5.500%, 08-25-2035	489,803	309,174
Series 2005-21, Class A2, 5.500%, 10-25-2035	208,162	144,700
Series 2005-25, Class A17, 5.500%, 11-25-2035	416,382	237,391
Series 2005-31, Class 2A1, 2.448%, 01-25-2036 (4)	233,818	207,721
Series 2006-10, Class 1A11, 5.850%, 05-25-2036	175,702	93,891
Series 2007-1, Class A2, 6.000%, 03-25-2037	1,501,642	861,399
Series 2007-3, Class A16, 6.000%, 04-25-2037	547,592	322,812
Series 2007-10, Class A6, 6.000%, 07-25-2037	405,225	87,467
Series 2007-17, Class 1A1, 6.000%, 10-25-2037	320,938	252,846
Series 2007-OA2, Class 1A1, 1.316% (12MTA + 0.840%), 03-25-2047 (1)	370,770	318,073
Credit Suisse First Boston Mortgage Securities
Series 2002-9, Class 1A1, 7.000%, 03-25-2032	1,032,996	1,000,045
Series 2002-18, Class 2A1, 7.500%, 06-25-2032	118,692	114,779
Series 2004-6, Class 4A12, 2.024% (1 Month USD LIBOR + 0.400%), 10-25-2034 (1)	163,674	156,595
Series 2005-7, Class 2A2, 1.924% (1 Month USD LIBOR + 0.300%), 08-25-2035 (1)	1,107,001	474,419
Series 2005-9, Class 1A3, 5.250%, 10-25-2035	178,336	165,626
Series 2005-10, Class 6A7, 5.500%, 11-25-2035	253,869	132,357
Series 2005-11, Class 3A5, 5.500%, 12-25-2035	196,857	106,404
Credit Suisse Mortgage Trust
Series 2006-2, Class 6A8, 5.750%, 03-25-2036	236,115	146,783
Series 2006-6, Class 1A8, 6.000%, 07-25-2036	1,342,751	800,394
Series 2006-6, Class 1A12, 6.000%, 07-25-2036	2,005,246	1,195,267
Series 2006-6, Class 2A4, 6.500%, 07-25-2036	4,500,321	1,417,264
Series 2007-4R, Class 1A1, 5.907%, 10-26-2036 (3)(4)	83,071	72,830
Series 2007-4, Class 2A2, 6.000%, 06-25-2037	106,547	69,801
Series 2007-5, Class 3A19, 6.000%, 08-25-2037	259,146	210,654
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 2.104% (1 Month USD LIBOR + 0.480%), 06-25-2036 (1)	5,104,367	936,279
Series 2007-1, Class 4A1, 1.974% (1 Month LIBOR USD + 0.350%), 05-25-2037 (1)	8,172,290	976,135
Deutsche Alt-A Securities INC Mortgage Loan Trust
Series 2005-4, Class A5, 5.500%, 09-25-2035 (4)	78,044	70,403
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.160%, 09-25-2033 (2)	39,794	38,298
Series 2006-PR1, Class 5AF1, 1.874% (1 Month USD LIBOR + 0.550%), 04-15-2036 (1)(3)	538,870	425,646
FannieMae Grantor Trust
Series 2004-T5, Class AB7, 1.506%, 05-28-2035 (4)	406,146	370,856
First Horizon Alternative Mortgage Securities
Series 2005-AA10, Class 2A1, 2.772%, 12-25-2035 (4)	219,186	186,848
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 03-25-2045 (3)(4)	57,219	54,255
Freddie Mac
Series 4076, Class QB, 1.750%, 11-15-2041	179,731	173,583
Series 5020, Class HA, 1.000%, 08-25-2050	1,020,802	859,027
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2, 3.570%, 07-19-2035 (4)	136,627	115,075
Government National Mortgage Association
Series 2019-043, Class SQ, 4.455% (1 Month LIBOR USD + 6.050%), 04-20-2049 (1)	3,768,669	293,944
GSAA Home Equity Trust
Series 2005-14, Class A1, 2.324% (1 Month LIBOR USD + 0.700%), 12-25-2035 (1)	770,008	359,862
Series 2006-11, Class 2A1, 1.804% (1 Month LIBOR USD + 0.180%), 07-25-2036 (1)	487,558	131,560
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 1.974% (1 Month LIBOR USD + 0.350%), 01-25-2035 (1)(3)(a)	37,618	31,167
Series 2005-RP3, Class 1AF, 1.974% (1 Month USD LIBOR + 0.350%), 09-25-2035 (1)(3)(a)	37,559	31,173
Series 2006-RP1, Class 1AF2, 1.974% (1 Month LIBOR USD + 0.350%), 01-25-2036 (1)(3)	698,005	581,885
GSR Mortgage Loan Trust
Series 2005-1F, Class 4A1, 1.924% (1 Month USD LIBOR + 0.300%), 01-25-2035 (1)	383,403	352,973
Series 2005-AR6, Class B1, 2.956%, 09-25-2035 (4)	97,098	87,429
Series 2005-AR5, Class 2A3, 2.824%, 10-25-2035 (4)	25,102	15,775
Series 2006-AR1, Class 3A1, 2.733%, 01-25-2036 (4)	126,105	123,701
Series 2006-3F, Class 2A3, 5.750%, 03-25-2036	80,680	76,647
Series 2006-AR2, Class 3A1, 2.457%, 04-25-2036 (4)	551,021	371,388
Series 2007-OA1, Class 2A3A, 1.934% (1 Month USD LIBOR + 0.310%), 05-25-2037 (1)	487,717	371,201
Series 2007-AR2, Class 1A1, 2.975%, 05-25-2037 (4)	886,913	527,186
Series 2006-OA1, Class 2A2, 2.144% (1 Month LIBOR USD + 0.520%), 08-25-2046 (1)	3,341,554	1,217,316
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A4A, 2.412% (1 Month USD LIBOR + 0.800%), 11-19-2034 (1)	344,617	321,972
Series 2004-8, Class 2A3, 2.432% (1 Month LIBOR USD + 0.820%), 11-19-2034 (1)	324,016	279,123
Series 2004-10, Class 2A, 1.198% (6 Month LIBOR USD + 0.780%), 01-19-2035 (1)	307,069	276,194
Series 2005-14, Class 3A1A, 2.591%, 12-19-2035 (4)	65,520	60,960
Series 2005-14, Class 4A1A, 2.888%, 12-19-2035 (4)	634,712	384,715
Series 2005-16, Class 1A1A, 2.112% (1 Month USD LIBOR + 0.500%), 01-19-2036 (1)	6,409,700	2,031,797
Series 2005-16, Class 3A1A, 2.112% (1 Month LIBOR USD + 0.500%), 01-19-2036 (1)	2,238,092	1,418,605
Series 2006-8, Class 1A1, 1.795% (1 Month LIBOR USD + 0.400%), 07-21-2036 (1)	824,170	455,419
Series 2006-4, Class 1A1A, 1.972% (1 Month LIBOR USD + 0.360%), 05-19-2046 (1)	5,392,431	2,687,189
Series 2006-5, Class 2A1A, 1.972% (1 Month USD LIBOR + 0.360%), 07-19-2046 (1)	1,622,015	868,283
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 1.744% (1 Month USD LIBOR + 0.060%), 12-25-2036 (1)	826,688	279,963
Impac CMB Trust
Series 2004-11, Class 2A1, 2.284% (1 Month USD LIBOR + 0.660%), 03-25-2035 (1)(a)	35,068	31,666
Impac Secured Assets Corp.
Series 2005-2, Class A2D, 2.484% (1 Month USD LIBOR + 0.860%), 03-25-2036 (1)	58,448	49,951
Series 2007-3, Class A1A, 1.844% (1 Month USD LIBOR + 0.220%), 09-25-2037 (1)	192,326	172,810
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 09-25-2037	27,591	18,608
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 1A1, 2.775%, 05-25-2035 (4)	891,934	746,245
Series 2005-AR5, Class 4A1, 2.808%, 05-25-2035 (4)	350,416	269,543
Series 2006-AR19, Class 4A1, 3.177%, 08-25-2036 (4)	1,329,841	1,217,425
Series 2007-AR21IP, Class 1A2, 2.951%, 11-25-2036 (4)	75,371	69,969
Series 2006-AR37, Class 1A1, 3.246%, 02-25-2037 (4)	83,309	72,496
Series 2007-AR9, Class 2A1, 3.174%, 06-25-2037 (4)	22,148	13,837
J.P. Morgan Alternative Loan Trust
Series 2006-A2, Class 3A1, 3.048%, 05-25-2036 (4)	127,254	82,377
Series 2006-S3, Class A5, 6.920%, 08-25-2036 (2)	1,127,350	917,139
Series 2007-A2, Class 2A1, 3.330%, 05-25-2037 (4)	188,221	164,923
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 2.240%, 02-25-2034 (4)	74,803	75,004
Series 2005-A2, Class 2A1, 3.249%, 04-25-2035 (4)	89,134	79,083
Series 2007-A1, Class 5A6, 2.417%, 07-25-2035 (4)	191,082	180,619
Series 2005-A8, Class 1A1, 2.753%, 11-25-2035 (4)	1,277,268	1,088,459
Series 2006-A4, Class 5A1, 3.630%, 06-25-2036 (4)	148,835	116,341
Series 2007-S1, Class 2A22, 5.750%, 03-25-2037	209,980	102,483
Series 2007-S3, Class 1A18, 2.124% (1 Month USD LIBOR + 0.500%), 08-25-2037 (1)	880,738	327,968
Series 2017-4, Class A3, 3.500%, 11-25-2048 (3)(4)	9,151	8,808
Lehman Mortgage Trust
Series 2006-9, Class 1A18, 1.954% (1 Month LIBOR USD + 0.330%), 01-25-2037 (1)	1,200,502	700,078
Series 2007-1, Class 2A3, 5.006% (1 Month USD LIBOR + 6.630%), 02-25-2037 (1)	1,515,607	240,759
Series 2007-3, Class 1A3, 1.924% (1 Month USD LIBOR + 0.300%), 04-25-2037 (1)	1,518,048	405,888
Series 2007-6, Class 1A7, 6.000%, 07-25-2037	585,858	531,556
Series 2007-7, Class 1A1, 2.124% (1 Month USD LIBOR + 0.500%), 08-25-2037 (1)	747,515	404,232
Lehman XS Trust
Series 2007-6, Class 1A1, 3.336% (6 Month USD LIBOR + 1.250%), 05-25-2037 (1)	584,898	495,630
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3, 1.932%, 05-25-2034 (4)	235,638	222,590
Series 2005-6, Class 5A1, 2.868%, 07-25-2035 (4)	174,928	160,197
Series 2005-7, Class 3A1, 2.603%, 09-25-2035 (4)	357,840	236,130
Series 2006-2, Class 2A1, 2.155%, 04-25-2036 (4)	65,123	36,859
Series 2006-OA1, Class 1A1, 1.834% (1 Month LIBOR USD + 0.210%), 04-25-2046 (1)	181,904	163,561
MASTR Alternative Loans Trust
Series 2003-6, Class 3A3, 6.000%, 09-25-2033	47,150	45,386
Series 2004-12, Class 2A1, 6.500%, 12-25-2034	70,006	68,103
MASTR Asset Securitization Trust
Series 2006-2, Class 1A14, 6.000%, 06-25-2036	136,698	98,836
MASTR Resecuritization Trust
Series 2008-1, Class A1, 6.000%, 09-27-2037 (3)(4)(a)	287,174	241,226
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 4.410% (H15T1Y + 2.400%), 08-25-2036 (1)	482,781	438,911
Morgan Stanley Mortgage Loan Trust
Series 2005-4, Class 4A, 4.745%, 08-25-2035 (4)	39,276	22,517
Series 2005-7, Class 7A6, 5.500%, 11-25-2035	144,846	138,853
Series 2005-10, Class 1A1, 2.324% (1 Month LIBOR USD + 0.700%), 12-25-2035 (1)	312,675	202,271
Series 2005-10, Class 1A5, 5.750%, 12-25-2035	30,714	24,141
Series 2006-3AR, Class 2A3, 3.118%, 03-25-2036 (4)	608,136	447,692
Series 2006-7, Class 3A, 5.126%, 06-25-2036 (4)	109,277	78,466
Series 2007-14AR, Class 3A3, 2.598%, 10-25-2037 (4)	576,215	514,737
Series 2007-13, Class 6A1, 6.000%, 10-25-2037	191,886	125,360
Series 2007-10XS, Class A19, 6.000%, 02-25-2047 (4)	549,283	278,087
Morgan Stanley ReRemic Trust
Series 2013-R3, Class 6B2, 3.196%, 12-29-2036 (3)(4)	378,980	342,529
MortgageIT Trust
Series 2005-1, Class 2A, 2.312% (1 Month LIBOR USD + 1.250%), 02-25-2035 (1)	72,963	70,914
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3, 4.302%, 06-18-2037 (4)	8,814	8,404
Prime Mortgage Trust
Series 2006-DR1, Class 2A2, 6.000%, 05-25-2035 (3)	521,766	447,496
Series 2006-1, Class 3A1, 1.974% (1 Month LIBOR USD + 0.350%), 06-25-2036 (1)	1,750,866	1,220,633
RAAC Series
Series 2005-SP1, Class 1A1, 5.000%, 09-25-2034	145,453	133,976
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.500%, 11-25-2035 (3)(4)	278,990	245,318
RBSSP Resecuritization Trust
Series 2009-12, Class 9A2, 2.831%, 03-26-2036 (3)(4)	437,808	394,972
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1, 2.024% (1 Month LIBOR USD + 0.400%), 04-25-2035 (1)	866,152	687,458
Series 2005-QS7, Class A1, 5.500%, 06-25-2035	433,989	390,661
Series 2005-QA9, Class CB11, 3.252%, 08-25-2035 (4)	135,377	123,481
Series 2005-QS13, Class 2A3, 5.750%, 09-25-2035	1,289,956	1,159,158
Series 2005-QS14, Class 3A3, 6.000%, 09-25-2035	442,412	406,261
Series 2006-QS2, Class 1A17, 2.104% (1 Month LIBOR USD + 0.480%), 02-25-2036 (1)	619,307	486,611
Series 2006-QS2, Class 1A7, 6.000%, 02-25-2036 (a)	304,652	46,916
Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 5,143.000%), 04-25-2036 (1)	74,292	65,668
Series 2006-QS8, Class A1, 6.000%, 08-25-2036	885,446	746,334
Series 2007-QS1, Class 2A2, 1.366% (1 Month LIBOR USD + 0.360%), 01-25-2037 (1)	711,123	525,575
Series 2007-QS1, Class 1A5, 1.556% (1 Month LIBOR USD + 0.550%), 01-25-2037 (1)	3,050,345	2,331,783
Series 2007-QS1, Class 2A4, 1.556% (1 Month LIBOR USD + 0.550%), 01-25-2037 (1)	891,292	666,953
Series 2007-QS8, Class A3, 2.224% (1 Month USD LIBOR + 0.600%), 06-25-2037 (1)	314,472	243,049
Residential Asset Securitization Trust
Series 2005-A15, Class 2A12, 6.000%, 02-25-2036	739,758	365,468
Series 2005-A15, Class 4A1, 6.000%, 02-25-2036	2,306,260	884,044
Series 2006-A7CB, Class 2A5, 1.874% (1 Month USD LIBOR + 0.250%), 07-25-2036 (1)	426,444	55,095
Series 2006-A8, Class 3A8, 2.374% (1 Month LIBOR USD + 0.750%), 08-25-2036 (1)	510,784	219,650
Series 2006-A8, Class 2A2, 6.750%, 08-25-2036	1,360,176	504,890
Series 2006-A10, Class A4, 6.500%, 09-25-2036	524,584	226,713
Series 2007-A3, Class 1A1, 2.074% (1 Month USD LIBOR + 0.450%), 04-25-2037 (1)	1,218,727	493,271
Residential Funding Mtg Sec I
Series 2007-SA3, Class 2A1, 4.395%, 07-25-2037 (4)	518,977	424,951
Series 2007-SA4, Class 3A1, 4.505%, 10-25-2037 (4)	119,975	91,462
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.176%, 12-25-2030 (4)(a)	238,468	160,990
Sequoia Mortgage Trust
Series 2004-11, Class A3, 2.195% (1 Month USD LIBOR + 0.600%), 12-20-2034 (1)	16,550	16,508
Series 2007-3, Class 2BA1, 3.189%, 07-20-2037 (4)	29,406	22,712
Series 2014-1, Class 2A5, 4.000%, 04-25-2044 (3)(4)	113,303	112,318
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-17, Class 5A1, 2.760%, 08-25-2035 (4)	559,846	332,862
Series 2005-18, Class 1A1, 3.011%, 09-25-2035 (4)	771,919	608,852
Series 2005-23, Class 3A1, 3.167%, 01-25-2036 (4)	99,223	65,453
Series 2007-3, Class 2A1, 3.281%, 04-25-2037 (4)	372,390	358,382
Structured Asset Mortgage Investments Inc
Series 2006-AR5, Class 1A1, 2.044% (1 Month USD LIBOR + 0.420%), 05-25-2036 (1)	75,343	60,623
Series 2006-AR5, Class 3A1, 2.044% (1 Month LIBOR USD + 0.420%), 05-25-2036 (1)	2,038,491	875,025
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 2.681%, 04-25-2037 (4)	189,538	127,026
Series 2007-4, Class 2A1, 2.751%, 10-25-2037 (4)	154,673	126,688
TBW Mortgage Backed Pass Through Certificates
Series 2006-3, Class 2A1, 6.500%, 07-25-2036	592,536	266,559
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13, 4.000%, 11-25-2048 (3)(4)	188,778	184,922
WAMU Mortgage Pass-Through Certificates
Series 2004-S1, Class 1A11, 5.500%, 03-25-2034	36,807	34,592
Series 2004-AR9, Class B1, 2.874%, 08-25-2034 (4)	199,672	188,935
Series 2004-A11, Class A, 2.421%, 10-25-2034 (4)	158,762	148,430
Series 2004-CB3, Class 1A, 6.000%, 10-25-2034	49,628	49,068
Series 2005-AR12, Class 1A4, 2.851%, 10-25-2035 (4)	35,021	33,483
Series 2006-AR2, Class 2A1, 3.198%, 03-25-2036 (4)	100,372	92,082
Series 2006-AR14, Class 2A3, 2.491%, 11-25-2036 (4)	125,487	114,719
Series 2007-HY1, Class 1A1, 2.784%, 02-25-2037 (4)	192,645	172,764
Series 2005-AR2, Class 2A3, 2.324% (1 Month LIBOR USD + 0.700%), 01-25-2045 (1)	72,501	70,134
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.500%, 03-25-2035	238,920	226,045
Series 2006-4, Class 3A3, 6.467%, 05-25-2036 (2)	229,041	207,524
Series 2006-AR10, Class A2B, 2.044% (1 Month USD LIBOR + 0.420%), 12-25-2036 (1)	663,169	94,967
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 2A1, 2.866%, 09-25-2036 (4)	104,807	101,041
Series 2006-AR14, Class 2A3, 2.609%, 10-25-2036 (4)	78,482	74,021
Winwater Mortgage Loan Trust
Series 2015-A, Class A3, 3.500%, 06-20-2045 (3)(4)	275,054	261,218
Yale Mortgage Loan Trust
Series 2007-1, Class A, 2.024% (1 Month USD LIBOR + 0.400%), 06-25-2037 (1)(3)	85,975	31,364

TOTAL MORTGAGE BACKED SECURITIES
(Cost $96,312,177)		83,891,681

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ― 0.7%
FannieMae Grantor Trust
Series 2004-T5, Class A13, 1.606%, 05-28-2035 (4)	1,044,828	995,494
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class 2A, 3.500%, 05-25-2047	29,501	28,792
Government National Mortgage Association
Series 2016-H03, Class FB, 1.453% (1 Month USD LIBOR + 0.650%), 01-20-2066 (1)	54,879	54,518
		1,078,804
TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY
(Cost $1,101,502)		1,078,804

MORTGAGE SECURED NOTE ― 0.5%
KORTH DIRECT MORTGAGE
12.500%, 01-25-2027 (3)(a)	800,000	800,000
TOTAL MORTGAGE SECURED NOTE
(Cost $800,000)		800,000

SHORT TERM INVESTMENTS ― 8.6%
MONEY MARKET FUNDS ― 8.6%
First American Government Obligations Fund - 1.29% (b)	13,151,612	13,151,612

TOTAL MONEY MARKET FUNDS
(Cost $13,151,612)		13,151,612

US TREASURY BILLS ― 9.8%
0%, 01-26-2023	10,000,000	9,859,312
0%, 09-29-2022	5,000,000	4,979,500
		14,838,812
TOTAL US TREASURY BILLS
(Cost $14,938,199)		14,838,812

TOTAL INVESTMENTS ― 99.3%
(Cost $168,894,442)		151,027,080
Other Assets in Excess of Liabilities ― 0.7%		1,094,311
TOTAL NET ASSETS ― 100.0%		$152,121,391

(1)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(2)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2022.
(3)	Restricted security deemed liquid. The total market value of these securities was $12,182,144 (8.01% of total net assets) as of June 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of June 30, 2022.
(a)	Value determined using unobservable inputs.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.

Valuation of Investments (Unaudited)

The Regan Total Return Income Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as June 30, 2022:

Regan Total Return Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	$36,101,343	$1,164,828	$37,266,171
Mortgage Backed Securities – Agency	-	1,078,804	-	1,078,804
Mortgage Backed Securities – Non-Agency	-	82,874,711	1,016,970	83,891,681
Mortgage Secured Note	-	-	800,000	800,000
Short Term Investments	13,151,612	14,838,812	-	27,990,424
Total	$13,151,612	$134,893,670	$2,981,798	$151,027,080

Please refer to the Schedule of Investments for further classification.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Non-Agency	Mortgage Secured Note
Balance at September 30, 2021	$633,740	$929,692	$-
Purchased	1,881,044	1,279,289	800,000
Accrued discounts/premiums	54,303	40,075	-
Sale/Paydown Proceeds	(245,367)	(376,633)	-
Realized Gain (Loss)	29,541	27,999	-
Change in unrealized Appreciation (depreciation)	(133,874)	(53,131)	-
Transfers from Level 3(1)	(1,054,559)	(830,321)	-
Balance at March 31, 2022	$1,164,828	$1,016,970	$800,000

(1)
Transfers from Level 3 to Level 1 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period.  The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at June 30, 2022 was ($29,905).

The following is a summary of quantitative information about level 3 valued measurements:

Regan Total Return Income Fund

	Value at June 30, 2022	Valuation Technique(s)

Asset Backed Securities	$ 1,164,828	Acquisition Cost
Mortgage Backed Securities – Non-Agency	$ 1,016,970	Acquisition Cost
Mortgage Secured Note	$ 800,000	Acquisition Cost

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.